Stockholders' Equity and Stock-based Compensation - Schedule of Compensation Expense Allocated (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Mar. 31, 2026	Mar. 31, 2026
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense allocated, Total	$ 186	$ 186
Selling General and Administrative and Research and Development Expenses [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense allocated, Total	$ 186	$ 186